Supplement to the

Fidelity® Ohio Municipal Money Market Fund

A Fund of Fidelity Municipal Trust II

Fidelity Ohio Municipal Income Fund
(Formerly Spartan® Ohio Municipal Income Fund)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

OFS/OFRB-06-01 July 19, 2006
1.475824.118

Supplement to the

Fidelity® Minnesota Municipal Income Fund

(formerly Spartan® Minnesota Municipal Income Fund)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

MNFB-06-01 July 19, 2006
1.713590.115

Supplement to the

Fidelity® Pennsylvania Municipal Money Market Fund

A Fund of Fidelity Municipal Trust II

Fidelity Pennsylvania Municipal Income Fund
(Formerly Spartan® Pennsylvania Municipal Income Fund)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

PFRB-06-01 July 19, 2006
1.475741.118

Supplement to the

Fidelity® Short-intermediate Municipal Income Fund

(formerly Spartan® Short-Intermediate Municipal Income Fund)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

STMB-06-01 July 19, 2006
1.478062.114

Supplement to the

Fidelity® Advisor Short-intermediate Municipal Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Short-Intermediate Municipal Income Fund

(formerly Spartan® Short-Intermediate Municipal Income Fund)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

ASTM/ASTMIB-06-01 July 19, 2006
1.791643.105

Supplement to the

Fidelity® Michigan Municipal Money Market Fund
A Fund of Fidelity Municipal Trust II

Fidelity Michigan Municipal Income Fund
(formerly Spartan® Michigan Municipal Income Fund)
A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

MIS/MIFB-06-01 July 19, 2006
1.476056.117

Supplement to the

Fidelity® Municipal Income Fund
(Formerly Spartan® Municipal Income Fund)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The fund's management fee is not impacted by these arrangements.

HIYB-06-01 July 19, 2006
1.832386.100